ACQUISITION AND DISPOSITIONS - SPECTRA, FAIR VALUES (Details) shares in Millions, CAD in Millions	Feb. 27, 2017 CAD	Jun. 30, 2017 CAD	Feb. 27, 2017 $ / shares	Feb. 27, 2017 CAD shares	Dec. 31, 2016 CAD
Fair value of net assets acquired:
Goodwill		CAD 34,581			CAD 78
Spectra Energy Corp
Fair value of net assets acquired:
Current assets				CAD 2,365
Property, plant and equipment, net				34,680
Restricted long-term investments				144
Long-term investments				5,000
Deferred amounts and other assets				2,920
Intangible assets				2,118
Current liabilities				(3,434)
Long-term debt				(21,925)
Other long-term liabilities				(1,983)
Deferred income taxes				(8,331)
Noncontrolling interests				(8,792)
Fair value of net assets acquired, excluding goodwill				2,762
Goodwill		CAD 34,500		34,747
Fair value of net assets acquired				37,509
Purchase price:
Cash	CAD 3
Purchase price	37,509
Accounts receivable acquired
Fair value of acquired accounts receivable				1,174
Gross amount of acquired accounts receivable				1,190
Amount of acquired accounts receivable not expected to be collected				16
Additional detail related to fair value allocation
Fair value adjustment to long-term debt related to rate-regulated entities				CAD 629
Spectra Energy Corp | Spectra Energy Partners, LP
Additional detail related to fair value allocation
Common units outstanding to the public (in units) | shares				78.4
Price per publicly held unit (in dollars per unit) | $ / shares			$ 44.88
Spectra Energy Corp | Various long-term equity investments of acquiree
Additional detail related to fair value allocation
Acquiree interest in equity investments (as a percent)				50.00%
Spectra Energy Corp | PennEast Pipeline Company, LLC
Additional detail related to fair value allocation
Acquiree interest in equity investments (as a percent)				10.00%
Common shares | Spectra Energy Corp
Purchase price:
Value of equity issued as consideration	37,429
Stock options | Spectra Energy Corp
Purchase price:
Value of equity issued as consideration	CAD 77